==========================================


                     Progressive Capital Accumulation Trust

                   ==========================================


                               Semi-Annual Report


                   ==========================================

                                  June 30, 2001
                                   (UNAUDITED)

                   ==========================================

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


        Comparison of the Change in Value of a $10,000 Investment in the Progressive Capital Accumulation Trust and the Standard & Poor's 500 Index






                                [OBJECT OMITTED]







                ------------------------------------------------
                     Progressive Capital Accumulation Trust
                          Average Annual Total Return
                ================================================
                Six Months*     1 Year     5 Year     10 Year

                  (9.80%)      (13.52%)    11.11%      9.08%

                ------------------------------------------------
                *Not Annualized for the period from December 31,
                 2000 to June 30, 2001.
                ------------------------------------------------

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 30, 2001
                                  (Unaudited)



Assets:
Investments at quoted market value (cost $5,217,530;
 see Schedule of Investments, Notes 1, 2, & 5).................   $  5,756,247
Cash  .........................................................        224,244
Dividends and interest receivable..............................          7,498
Other assets...................................................          1,769
                                                                   ------------
     Total assets..............................................      5,989,758
                                                                   ------------

Liabilities:
Accrued expenses and other liabilities (Note 3 )...............         31,467
                                                                   ------------
     Total liabilities.........................................         31,467
                                                                   ------------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par value,
 amount paid in on 306,588 shares outstanding) (Note 1)........      4,797,381
Accumulated undistributed net investment income (Note 1).......      1,012,456
Accumulated realized loss from security transactions, net (Note 1)    (390,263)
Net unrealized appreciation in value of investments (Note 2)...        538,717
                                                                   ------------
     Net assets (equivalent to $19.43 per share, based on
      306,588 capital shares outstanding)......................    $ 5,958,291
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                            STATEMENT OF OPERATIONS
                                 June 30, 2001
                                  (Unaudited)


Income:
 Dividends.....................................................     $   13,040
 Interest......................................................         20,883
                                                                   ------------
     Total income..............................................         33,923
                                                                   ------------

Expenses:
 Management fees, net (Note 3).................................         23,217
 Pricing and bookkeeping fees (Note 4).........................          9,208
 Transfer fees (Note 4)........................................          6,160
 Legal fees....................................................          3,982
 Audit and accounting fees.....................................          4,027
 Custodian fees................................................          1,245
 Trustees' fees and expenses...................................            497
 Other expenses................................................          2,150
                                                                   ------------
     Total expenses............................................         50,486
                                                                   ------------

Net investment loss............................................        (16,563)
                                                                   ------------

Realized and unrealized gain on investments:
  Realized gain on investments-net.............................         13,313
  Decrease in net unrealized appreciation in investments.......       (645,830)
                                                                   ------------
     Net loss on investments...................................       (632,517)
                                                                   ------------

Net decrease in net assets resulting from operations...........    $  (649,080)
                                                                   ============


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                     Six Months
                                                        Ended        Year Ended
                                                    June 30, 2001   December 31,
                                                     (Unaudited)         2000
                                                   --------------   ------------
From operations:
 Net investment loss ............................  $   (16,563)    $   (29,764)
 Realized gain on investments, net...............       13,313       1,048,222
 Decrease in net unrealized
  appreciation in investments....................     (645,830)     (1,319,287)
                                                   --------------   ------------
     Net decrease in net assets resulting
      from operations............................    (649,080)       (300,829)
                                                   --------------   ------------
Distributions to shareholders:
  From net investment income ($1.45 per
   share in 2000)................................       --           (393,068)
  From net realized gain on investments
   ($2.31 per share in 2000).....................        --          (629,088)
                                                   --------------   ------------
     Total distributions to shareholders.........        --         (1,022,156)
                                                   --------------   ------------

From capital share transactions:
                              Number of Shares
                              2001        2000
                            ---------- -----------
 Proceeds from sale of
  shares..................      705       8,101         15,487         219,339
 Shares issued to share-
  holders in distributions
  reinvested..............                                             957,038
                              --         44,083        --
 Cost of shares redeemed..  (10,048)     (4,881)      (213,043)       (130,801)
                            ----------  ---------   -------------    -----------
 Decrease (increase) in net
  assets resulting from
  capital share
  transactions............   (9,343)      47,303      (197,556)       1,045,576
                            ========== ===========  -------------    -----------

Net decrease in net assets.......................     (846,636)       (277,409)
Net assets:
  Beginning of period............................    6,804,927       7,082,336
                                                   --------------   ------------
  End of period (including undistributed
   net investment income of $1,012,456 and
        $1,029,019, respectively)................  $ 5,958,291     $ 6,804,927
                                                   ==============   ============


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                       Selected per Share Data and Ratios
                (for a share outstanding throughout each period)


                          Six Months
                             Ended
                        June 30, 2001            Year Ended December 31,
                          (Unaudited)    2000       1999       1998       1997
                          -----------------------------------------------------

Investment income........  $ (0.10)    $ (2.25)    $ 4.15   $ (378.95)   $ 0.59
Expenses, net............    (0.14)      (3.13)      5.16     (381.86)     0.47
                          -----------------------------------------------------
Net investment income         0.04        0.88      (1.01)      2.91       0.12
(loss)...................
Net realized and
unrealized
 gain (loss) on
investments..............    (2.15)      (1.94)      6.57       1.16       3.30
Distributions to
shareholders:
  From net investment
   income................     --        (1.45)     (0.29)       --       (0.07)
  From net realized gain
   on investments........     --        (2.31)     (0.23)    (11.61 )    (0.79)
                          -----------------------------------------------------
Net increase (decrease)
 in net asset value......    (2.11)      (4.82)      5.04      (7.54)      2.56
Net asset value:
 Beginning of period.....    21.54       26.36      21.32      28.86      26.30
                          -----------------------------------------------------
 End of period...........  $ 19.43    $   21.54  $   26.36  $   21.32    $28.86
                          =====================================================

Total Return.............    (9.80)%     (4.13)%    26.10%     19.40%     13.04%
Ratio of expenses to
 average net assets......     1.63%       1.46%      1.66%      1.29%      1.15%
Ratio of net investment
income
 to average net assets...    (0.54)%     (0.41)%    (0.32)%    (0.01)%     0.28%
Portfolio turnover.......     0.04        0.22       0.28       0.49       0.04
Average commission rate
paid.....................     0.0570      0.0556     0.0510     0.0654     0.080
Number of shares out-
 standing at end of period.. 306,588   315,931    268,628     200,747    461,251



   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                            SCHEDULE OF INVESTMENTS
                                 June 30, 2001
                                  (Unaudited)

                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------

COMMON STOCKS - 88.56%
           Advertising Industry -- 2.09%
   4,250   Interpublic Group Of Companies Incorporated.........    $  124,737
                                                                   -------------

           Air Transport Industry -- 2.23%
   3,300   Fedex Corporation...................................       132,660
                                                                   -------------

           Bank Industry -- 6.10%
   3,900   Bank of New York Company Incorporated...............       187,200
   3,333   Citigroup Incorporated..............................       176,116
                                                                   -------------
                                                                      363,316
                                                                   -------------
           Computer & Peripherals Industry -- 2.02%
   2,500   EMC Corporation.....................................        73,125
   3,000   Sun Microsystems Incorporated.......................        47,160
                                                                   -------------
                                                                      120,285
                                                                   -------------
           Computer Networks Industry -- 0.39%
   1,700   Network Appliance...................................        23,290
                                                                   -------------

           Computer Related Business Services, Not Elsewhere
           -- 1.33%
   1,700   Siebel System.......................................        79,730
                                                                   -------------

           Computer Software & Services Industry -- 8.02%
   2,500   AOL Time Warner Inc. ...............................       132,500
   4,100   Automatic Data Processing Incorporated..............       203,770
   2,200   Computer Associates International...................        79,200
   1,800   Computer Sciences...................................        62,280
                                                                   -------------
                                                                      477,750
                                                                   -------------
           Diversified Company Industry -- 5.45%
      89   Berkshire Hathaway Class B..........................       204,700
   2,200   Tyco International Limited..........................       119,922
                                                                   -------------
                                                                      324,622
                                                                   -------------
           Drug Industry -- 5.57%
   2,500   Amgen Incorporated..................................       151,700
   4,500   Pfizer Incorporated.................................       180,225
                                                                   -------------
                                                                      331,925
                                                                   -------------


   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                            SCHEDULE OF INVESTMENTS
                                 June 30, 2001
                                  (Unaudited)


                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------

           Electrical Equipment Industry --3.71%
   4,500   General Electric Company............................       220,500
      36   McData Corporation Class A..........................           632
                                                                   -------------
                                                                      221,132
                                                                   -------------
           Food Processing Industry -- 3.60%
   5,567   Tootsie Roll Industries Incorporated................       214,552
                                                                   -------------

           Food Wholesalers Industry -- 4.10%
   9,000   Sysco Corporation...................................       244,350
                                                                   -------------

           Foreign Telecommunication Industry -- 0.38%
   2,500   Nortel Networks Corporation.........................        22,575
                                                                   -------------

           Insurance (Diversified) Industry -- 3.57%
   2,500   American International Group........................       212,525
                                                                   -------------

           Insurance (Life) Industry -- 3.81%
   7,200   AFLAC Incorporated..................................       226,728
                                                                   -------------

           Investment Company, (Biotech) Industry -- 3.11%
   1,400   Biotech Holders, ADR................................       185,500
                                                                   -------------

           Management Services Industry -- 5.24%
   3,750   Convergys Corporation...............................       113,437
   3,400   KLA-Tencorp Corporation.............................       198,798
                                                                   -------------
                                                                      312,235
                                                                   -------------
           Manufacturing - (Communications) Industry -- 0.21%
   1,000   JDS Uniphase........................................        12,750
                                                                   -------------

           Medical Supplies Industry -- 7.73%
   4,000   Abbott Laboratories.................................       192,000
   4,900   Stryker Corporation.................................       268,765
                                                                   -------------
                                                                      460,765
                                                                   -------------
           Newspaper Industry -- 2.71%
   3,850   New York Times, Class A............................        161,700
                                                                   -------------


           Office Equipment & Supplies Industry -- 1.76%
   6,550   Staples Incorporated................................       104,735
                                                                   -------------

           Petroleum (Integrated) Industry - 2.93%
   3,000   Royal Dutch Petroleum...............................       174,810
                                                                   -------------

           Retail Building Supply Industry -- 2.74%
   3,450   Home Depot Incorporated.............................       162,978
                                                                   -------------

           Retail Store Industry -- 2.05%
   6,250   Dollar General......................................       121,875
                                                                   -------------

           Semiconductor Industry -- 2.92%
   3,000   Intel Corporation...................................        87,750
   2,700   Texas Instruments...................................        86,130
                                                                   -------------
                                                                      173,880
                                                                   -------------
           Telecommunication Equipment Industry -- 3.06%
   6,000   ADC Telecom.........................................        39,600
   3,157   Agilent Technology..................................       102,603
   2,200   Cisco Systems Incorporated..........................        40,040
                                                                   -------------
                                                                      182,243
                                                                   -------------
           Telecommunication Services Industry -- 1.73%
   1,000   Qualcomm............................................        58,480
     120   Worldcom Inc. - MCI Group...........................         1,932
   3,000   Worldcom Incorporated-Worldcom Group................        42,600
                                                                   -------------
                                                                      103,012
                                                                   -------------

           Total common stocks (cost $4,738,773) ..............     5,276,660
                                                                   -------------

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                            SCHEDULE OF INVESTMENTS
                                 June 30, 2001
                                  (Unaudited)


                                  (Continued)
                                                                      Value
  Quantity                                                           (Note 1)
  --------                                                           --------

FOREIGN TIME DEPOSITS -2.23%.
  156,698  Euro, maturing 07/12/01 at 4.45%  (cost $132,253)......    133,083
                                                                   -------------

UNITED STATES TREASURY BILLS - 5.82%

  355,000  Treasury Bill, 4.76% yield, maturing 08/16/01 (at
           cost) .................................................    346,504
                                                                   -------------

           Total investments (cost $5,217,530)....................  5,756,247
                                                                   -------------

CASH & OTHER ASSETS,  LESS LIABILITIES - 3.39%....................    202,044
                                                                   -------------

           Total Net Assets.......................................$ 5,958,291
                                                                   =============






   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2001


1. Significant accounting policies:
   Progressive Capital Accumulation Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at 4:00 pm EST or the close of the NYSE, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
2. Tax basis of investments:
   At June 30, 2001, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,563,052. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,024,335. Net unrealized appreciation in investments at June 30, 2001 was $538,717.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2001
                                   (Continued)

3. Investment advisory service agreements:
   The investment advisory contract with Progressive Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30, 2001, investment advisory fees of $3,637 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc., the Trust's distributor, received $1,000 in brokerage commissions during the six months ended June 30, 2001. Fees earned by Progressive Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 2001 were $9,208.
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2001 were:
    Cost of securities acquired:
      Government and investments backed by
       such securities..................... $ 2,488,526
      Other investments....................     225,904
                                            -----------
                                            $ 2,714,430
                                            ===========
    Proceeds from sales and maturities:
      Government and investments backed by
       such securities..................... $ 2,665,390
      Other investments....................     470,717
                                            -----------
                                            $ 3,136,107
                                            ===========

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             OFFICERS AND TRUSTEES




ERNIE BUTLER                                          Trustee
President, I.E. Butler Securities

SPENCER H. LE MENAGER                                 Trustee
President, Equity Inc.

DAVID W.C. PUTNAM                                     Chairman
President, F.L. Putnam                                and Trustee
Investment Management Company

J. STEPHEN PUTNAM                                     Vice President and
President, Robert Thomas Securities                   Treasurer

DAVID Y. WILLIAMS                                     President, Secretary
President and Director, Meeschaert & Co., Inc.,       and Trustee
President and Director, Anchor Investment
Management Corporation
Vice President and Director, Progressive
Investment Management, Inc.





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

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                      INVESTMENT ADVISER AND ADMINISTRATOR
                    Progressive Investment Management, Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 TRANSFER AGENT
                       Cardinal Investment Services, Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                  DISTRIBUTOR
                             Meeschaert & Co., Inc.
             579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                                   CUSTODIAN
                         Investors Bank & Trust Company
               200 Clarendon Street, Boston, Massachusetts 02116

                         INDEPENDENT PUBLIC ACCOUNTANT
                           Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                                 LEGAL COUNSEL
                             Thorp Reed & Armstrong
             One Riverfront Center, Pittsburgh, Pennsylvania 15222





This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.